Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.5%
Health Care - 98.6%
Adverum Biotechnologies, Inc.*	35,920	$354,530
Agenus, Inc.*	98,590	368,727
Akebia Therapeutics, Inc.*(1)	59,250	427,785
Akero Therapeutics, Inc.*	17,960	443,432
Alector, Inc.*	18,736	523,484
Allakos, Inc.*(1)	3,083	222,593
Allogene Therapeutics, Inc.*(1)	13,982	303,689
AnaptysBio, Inc.*	24,066	349,438
Apellis Pharmaceuticals, Inc.*	13,684	562,549
Ardelyx, Inc.*	54,079	382,879
Arena Pharmaceuticals, Inc.*	8,055	368,033
Arrowhead Pharmaceuticals, Inc.*(1)	5,688	238,384
Arvinas, Inc.*	8,910	431,779
Ascendis Pharma A/S (Denmark)*(2)	3,282	443,398
Assembly Biosciences, Inc.*	17,642	309,794
Atara Biotherapeutics, Inc.*(1)	24,503	324,175
Athenex, Inc.*(1)	26,015	348,341
Autolus Therapeutics PLC (United Kingdom)*(2)	29,933	293,942
Avrobio, Inc.*	17,304	376,016
Axsome Therapeutics, Inc.*	8,095	702,808
BioCryst Pharmaceuticals, Inc.*	127,469	363,287
Biohaven Pharmaceutical Holding Co., Ltd.*(1)	7,220	350,098
Bluebird Bio, Inc.*(1)	4,216	335,973
Blueprint Medicines Corp.*	5,092	323,087
Bridgebio Pharma, Inc.*	10,382	358,075
Cara Therapeutics, Inc.*	22,853	367,933
CEL-SCI Corp.*(1)	48,907	637,747
ChemoCentryx, Inc.*	12,053	511,288
Constellation Pharmaceuticals, Inc.*(1)	9,606	317,382
Corbus Pharmaceuticals Holdings, Inc.*(1)	75,121	486,033
Cortexyme, Inc.*	9,686	455,145
CRISPR Therapeutics AG (Switzerland)*	5,788	300,687
Cytokinetics, Inc.*(1)	35,542	437,167
CytomX Therapeutics, Inc.*	52,885	392,407
Deciphera Pharmaceuticals, Inc.*	5,867	367,450
Denali Therapeutics, Inc.*(1)	20,028	463,849
Dicerna Pharmaceuticals, Inc.*	14,141	279,214
Eidos Therapeutics, Inc.*(1)	5,967	317,922
Epizyme, Inc.*(1)	21,381	447,504
Esperion Therapeutics, Inc.*(1)	7,618	411,981
Fate Therapeutics, Inc.*(1)	20,148	510,953
FibroGen, Inc.*	8,115	339,613
Forty Seven, Inc.*	10,581	390,121
G1 Therapeutics, Inc.*(1)	15,335	296,886
Geron Corp.*	252,393	330,635
GlycoMimetics, Inc.*(1)	63,526	271,891
Gossamer Bio, Inc.*(1)	14,917	198,098
Homology Medicines, Inc.*	18,278	286,051
ImmunoGen, Inc.*	105,750	499,669
Immunomedics, Inc.*(1)	18,318	340,165
Intra-Cellular Therapies, Inc.*	29,535	670,149
Iovance Biotherapeutics, Inc.*(1)	14,479	314,773
Kadmon Holdings, Inc.*	80,034	367,356
Karuna Therapeutics, Inc.*	5,808	551,237
Kodiak Sciences, Inc.*	5,967	364,405
Krystal Biotech, Inc.*	5,808	303,526
Kura Oncology, Inc.*	25,617	300,744
MacroGenics, Inc.*	35,741	330,604
Madrigal Pharmaceuticals, Inc.*(1)	3,878	321,952

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
MeiraGTx Holdings PLC*	18,020	$326,342
Mirati Therapeutics, Inc.*(1)	3,381	293,572
Moderna, Inc.*(1)	20,327	416,907
MyoKardia, Inc.*(1)	5,668	385,594
Myovant Sciences Ltd.*(1)	25,160	319,532
NextCure, Inc.*	7,299	312,032
Odonate Therapeutics, Inc.*	13,067	381,556
Orchard Therapeutics PLC (United Kingdom)*(2)	30,649	380,661
Precision BioSciences, Inc.*(1)	36,795	297,672
Principia Biopharma, Inc.*	7,618	401,088
Progenics Pharmaceuticals, Inc.*(1)	75,559	336,993
Provention Bio, Inc.*	32,280	483,232
Ra Pharmaceuticals, Inc.*	8,015	375,663
Reata Pharmaceuticals, Inc. Class A*(1)	1,830	400,386
REGENXBIO, Inc.*(1)	8,672	377,492
Rhythm Pharmaceuticals, Inc.*	16,031	281,184
Rigel Pharmaceuticals, Inc.*	169,774	383,689
Rocket Pharmaceuticals, Inc.*	17,284	353,976
Sangamo Therapeutics, Inc.*(1)	44,492	326,126
Sorrento Therapeutics, Inc.*(1)	93,021	356,270
SpringWorks Therapeutics, Inc.*(1)	13,107	412,608
TG Therapeutics, Inc.*(1)	37,491	532,747
Translate Bio, Inc.*(1)	43,816	314,161
Tricida, Inc.*(1)	9,587	338,038
Turning Point Therapeutics, Inc.*	6,842	400,257
uniQure N.V. (Netherlands)*	5,112	294,247
UNITY Biotechnology, Inc.*(1)	45,288	267,199
Viking Therapeutics, Inc.*(1)	47,615	299,022
Voyager Therapeutics, Inc.*	28,123	310,197
WaVe Life Sciences Ltd.*(1)	10,064	71,454
XBiotech, Inc.*	19,054	427,000
Xencor, Inc.*(1)	10,143	344,253
Y-mAbs Therapeutics, Inc.*	11,933	393,670
ZIOPHARM Oncology, Inc.*(1)	76,792	302,561
Zymeworks, Inc. (Canada)*	9,010	393,196
Total Health Care		34,979,410
Materials - 0.9%
Amyris, Inc.*(1)	116,133	297,301
Total Common Stocks
(Cost $37,472,909)		35,276,711
SECURITIES LENDING COLLATERAL - 13.1%
Money Market Fund - 13.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%(3)(4)
(Cost $4,653,173)	4,653,173	4,653,173
TOTAL INVESTMENTS - 112.6%
(Cost $42,126,082)		39,929,884
Liabilities in Excess of Other Assets - (12.6)%		(4,454,706)
Net Assets - 100.0%		$35,475,178

*	Non-income producing security.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2020 (unaudited)

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,262,295; total market value of collateral held by the Fund was $10,635,597. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,982,424.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2020.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$35,276,711	$—	$—	$35,276,711
Money Market Fund	4,653,173	—	—	4,653,173
Total	$39,929,884	$—	$—	$39,929,884